1. Nature of Business, Presentation and Going Concern	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business, Presentation and Going Concern

Note 1– Nature of Business, Presentation and Going Concern

Organization

Cannabics Pharmaceuticals Inc. (the “Company”), was incorporated in the State of Nevada, on September 15, 2004, under the name of Thrust Energy Corp.

On April 25, 2014, the Company experienced a change in control. Cannabics, Inc. (“Cannabics”) acquired a majority of the issued and outstanding common stock of the Company in accordance with stock purchase agreements. On the closing date, April 25, 2014, pursuant to the terms of the Stock Purchase Agreement, Cannabics purchased 41,000,000 shares of the Company’s outstanding restricted common stock for $198,000, representing 51%.

On May 21, 2014, the Company changed its name, via merger in the state of Nevada, to Cannabics Pharmaceuticals Inc. The Company’s principle offices are in Bethesda, Maryland. The Company changed its course of business to laboratory research and development.

On June 3, 2014, the Company’s Board of Directors declared a two-to-one forward stock split of all outstanding shares of common stock. The stock split was approved by FINRA on June 25, 2014.

On August 25, 2014, the Company organized G.R.I.N. Ultra Ltd. (“GRIN”), an Israeli corporation, as a wholly-owned subsidiary. GRIN will provide research and development activities for the Company’s products in Israel.

On July 24, 2017, the Company announced its establishment of a genetics laboratory to develop diagnostic tools based on human genome, tumor genetics and specific cannabinoids.

On August 20th, 2020, the Company announced the creation of a new Division for its Anti-Tumor drug candidate RCC-33, for the treatment of colorectal cancer. The emanates from the Company’s focus on a clinical validation path, including in-vivo experiments, collaborations with key medical centers, and the preparation of a product dossier with which the company plans to schedule a Pre IND-Meeting with the US FDA.

Basis of Presentation

The accompanying unaudited financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial statement presentation and in accordance with Form 10-Q. Accordingly, they do not include all of the information and footnotes required in annual financial statements. In the opinion of management, the unaudited financial statements contain all adjustments (consisting only of normal recurring accruals) necessary to present fairly the financial position and results of operations and cash flows. The results of operations presented are not necessarily indicative of the results to be expected for any other interim period or for the entire year.

These unaudited financial statements should be read in conjunction with our August 31, 2020 annual financial statements included in our Form 10-K, filed with the U.S. Securities and Exchange Commission (“SEC”) on November 4, 2020.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and GRIN. All significant inter-company balances and transactions have been eliminated in consolidation.

Going Concern

The accompanying unaudited financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred a net loss of $654,767 for the three months ended November 30, 2020, and has incurred cumulative losses since inception of $14,286,038. These conditions raise substantial doubt about the ability of the Company to continue as a going concern.

The ability of the Company to continue as a going concern is dependent upon its abilities to generate revenues, to continue to raise investment capital, and develop and implement its business plan. No assurance can be given that the Company will be successful in these efforts.

Research and Development Costs

The Company accounts for research and development costs in accordance with Accounting Standards Codification 730 “Research and Development” (“ASC 730”). ASC 730 requires that research and development costs be charged to expense when incurred. Research and development costs charged to expense were $433,730 and $466,033 for the three months ended November 30, 2020 and 2019, respectively.

Reclassifications

Certain amounts in the prior period financial statements have been reclassified to conform to the current period presentation. These reclassifications had no effect on reported losses, total assets, or stockholders’ equity as previously reported.

Note 1 – Nature of Business, Presentation and Going Concern

Organization

Cannabics Pharmaceuticals Inc. (the "Company"), was incorporated in the State of Nevada, on September 15, 2004, under the name of Thrust Energy Corp. The Company was originally engaged in the exploration, exploitation, development and production of oil and gas projects within North America, but was unable to operate profitably.

In May 2011, the Company changed its name to American Mining Corporation, suspending its oil and gas operations and changing its business to toll milling and refining, mineral exploration and mine development.

On April 25, 2014, the Company experienced a change in control. Cannabics, Inc. (“Cannabics”) acquired a majority of the issued and outstanding common stock of the Company in accordance with stock purchase agreements by and between Cannabics and Thomas Mills (“Mills”). On the closing date, April 25, 2014, pursuant to the terms of the Stock Purchase Agreement, Cannabics purchased from Mills 41,000,000 shares of the Company’s outstanding restricted common stock for $198,000, representing 51%.

On May 21, 2014, the Company changed its name, via merger in the state of Nevada, to Cannabics Pharmaceuticals Inc. The Company’s principle offices are in Bethesda, Maryland. As of May 21, 2014, the Company has changed its course of business to laboratory research and development.

On August 25, 2014, the Company organized G.R.I.N. Ultra Ltd. (“GRIN”), an Israeli corporation, as a wholly-owned subsidiary. GRIN will provide research and development activities for the Company’s products in Israel.

Stock Split

On June 3, 2014, the Company’s Board of Directors declared a two-to-one forward stock split of all outstanding shares of common stock. The stock split was approved by FINRA on June 25, 2014. The effect of the stock split increased the number of shares of common stock outstanding from 40,880,203 to 81,760,406. All common share and per common share data in these financial statements and related notes hereto have been retroactively adjusted to account for the effect of the stock split for all periods presented prior to June 3, 2014. The total number of authorized common shares and the par value thereof was not changed by the split.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules and regulations of the Securities and Exchange Commission (“SEC”).

Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred a net loss of $7,467,463 for the year ended August 31, 2020 and has incurred cumulative losses since inception of $13,631,271. These conditions raise substantial doubt about the ability of the Company to continue as a going concern.

The Company’s continuation as a going concern is dependent upon its ability to generate revenues, its ability to continue to raise investment capital, and implementing its business plan. No assurance can be given that the Company will be successful in these efforts.

These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. Management believes that actions presently being taken to obtain additional funding and implement its strategic plans provide the opportunity for the Company to continue as a going concern. No assurance can be given that the Company will be successful in these efforts.